Leases - Undiscounted lease liability contractual maturities (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 16,253	£ 5,301
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,641	1,075
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	9,682	3,811
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 3,930	£ 415